Share-based payments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Share-based payments
26. Share-based payments
The charge for share-based payments arises across the following schemes:

	Year ended December 31,
	2022	2021	2020
	£’000s	£’000s	£’000s
2019 Equity Incentive Plan	3,149	2,860	922
2019 NED Equity Incentive Plan	713	499	167
2015 Plan	—	—	3
Mereo BioPharma Group plc Share Option Plan	—	68	376
Long Term Incentive Plan	—	(125)	90

Total	3,862	3,302	1,558

2019 Equity Incentive Plan (“EIP”) and 2019
Non-Executive
Director Equity Incentive Plan (“NED EIP”)
The 2019 EIP and 2019 NED EIP were adopted on April 4, 2019, and subsequently amended on February 3, 2020 and January 15, 2021. The 2019 EIP provides for the grant of market value options over ADSs (each ADS is represented by 5 ordinary shares) to executive directors and employees. The 2019 NED EIP provides for the grant of market value options over ADSs to non-executive
directors.
During the years ended December 31, 2022, 2021 and 2020, market value options were granted to executive directors and employees under the 2019 EIP. Subject to the executive director or employees continued employment, one-fourth
of each such market value option grant shall vest on the first anniversary of the grant date and the remainder shall vest in equal monthly installments over the three-year period following the first anniversary. No performance conditions apply to such market value options.
During the years ended December 31, 2022, 2021 and 2020, market value options were granted to non-executive
directors (“NEDs”) under the 2019 NED EIP. Subject to the NEDs holding their current office (or being otherwise employed) through each applicable vesting date, such awards shall vest in equal monthly installments over a one-year
period following the grant date. No performance conditions apply to such market value options.
The fair value of share options granted were estimated at the date of grant using a Black-Scholes pricing model, taking into account the terms and conditions upon which the share options were granted. The fair value calculation does not include any allowance for dividends as the Company has no available profits for distribution. The exercise price of the share options will be equal to the market price of the underlying shares on the date of grant. The contractual term of the share options is 10 years.
During the year ended December 31, 2022, deferred restricted stock units (“Deferred RSUs”) under the 2019 NED EIP were granted to NEDs who elected to receive Deferred RSUs over ADSs in lieu of annual cash compensation for the period
commencing February 1, 2022
.
Subject to the continued service of the NEDs, the Deferred RSUs vest in substantially equal monthly installments over the year
. Payment of Deferred RSUs in ADSs will generally be made
180
days following separation of service.
The number of Deferred RSUs to be granted were determined by dividing the estimated amount of the annual cash compensation by the average
closing trading price of the Company’s ADSs over the most recent
30
trading days as of the grant date.

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the 2019 EIP and 2019 NED EIP and the number of Deferred RSUs for the 2019 NED EIP during the year-ended December 31, 2022:

	2019 EIP		2019 NED EIP
	Options over ADS Number	WAEP $	Deferred RSUs Number	Options over ADS Number	WAEP $
Outstanding at January 1, 2022	3,943,702	2.88	—	421,791	2.90
Granted during the year	4,126,400	1.38	386,144	535,488	1.22
Cancelled during the year	(1,164,197)	1.83	(42,104)	(42,192)	1.01
Forfeited during the year	(48,044)	3.97	—	—
Exercised during the year	—	—	—	—

Outstanding at December 31, 2022	6,857,861	2.15	344,040	915,087	2.00

Exercisable at December 31, 2022	2,082,027	2.95	—	832,584	2.09

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the 2019 EIP and 2019 NED EIP during the year-ended December 31, 2021:

	2019 EIP		2019 NED EIP
	Options over ADS Number	WAEP $	Options over ADS Number	WAEP $
Outstanding at January 1, 2021	1,567,873	2.94	149,416	3.06
Granted during the year	2,696,960	2.83	296,000	2.81
Cancelled during the year	(253,277)	2.66	(23,625)	2.72
Forfeited during the year	(28,521)	5.37	—	—
Exercised during the year	(39,333)	2.11	—	—

Outstanding at December 31, 2021	3,943,702	2.88	421,791	2.90

Exercisable at December 31, 2021	727,698	3.16	386,623	2.91

The weighted average remaining contractual life for the share options outstanding as at December 31, 2022 for the 2019 EIP was 8.4 years (2021: 8.7 years) and for the 2019 NED EIP was 8.5 years (2021: 8.6 years).
The weighted average fair value of options granted during the year was

$
1.20
per ADS (2021: $
2.50
per
ADS). Options outstanding at the end of the year had an exercise price of between
$
0.51
and $
5.40

per ADS
. The weighted average fair value of Deferred RSUs over ADSs granted during the year was $0.99 per ADS
.
The 2015 Plan
Under the Mereo BioPharma Group Limited Share Option Plan (the “2015 Plan”), the Company, at its discretion, granted share options to acquire ordinary shares to
employees, including executive management and NEDs. Share options vest over four years for executive management and employees and over three years for NEDs. No share options were granted during the year under the 2015 Plan and no further share option grants are envisaged.

	2022		2021
	Options Number	WAEP £	Options Number	WAEP £
Outstanding at January 1	8,297,694	1.31	8,923,600	1.32
Forfeited during the year	(423,164)	1.55	(625,906)	1.29

Outstanding at December 31	7,874,530	1.46	8,297,694	1.31

Exercisable at December 31	7,874,530	1.46	8,297,694	1.31

The weighted average remaining contractual life for the share options outstanding as at December 31, 2022 was 2.6 years (2021: 3.6 years). Options outstanding at the end of the year had an exercise price of between £1.43 and £2.44 per ordinary share
.
The Mereo Share Option Plan
The Mereo Share Option Plan (“Share Option Plan”) provides for the grant of options to acquire ordinary shares to employees, executive directors and executive officers. Options may be granted to all eligible employees on commencement of employment and may be granted on a periodic basis after that. Under the Share Option Plan, the Board of Directors may determine if the vesting of an option will be subject to the satisfaction of a performance condition. Following the introduction of the EIP and NED EIP, no further share option grants under the Share Option Plan are envisaged.
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the Option Plan during the year:

	2022		2021
	Options Number	WAEP £	Options Number	WAEP £
Outstanding at January 1	1,323,965	3.04	1,411,395	3.14
Forfeited during the year	(770,805)	3.32	(87,430)	3.11

Outstanding at December 31	553,160	3.49	1,323,965	3.04

Exercisable at December 31	553,160	3.49	1,323,965	3.04

The weighted average remaining contractual life for the share options outstanding as at December 31, 2022 was 4.8 years (2021: 5.6 years). Options outstanding at the end of the year had an exercise price of between £3.05 and £3.59 per ordinary share.
Long Term Incentive Plan
Under the Company’s Long Term Incentive Plan (LTIP), initiated in 2016, the Company, at its discretion, may grant nil-cost
options to acquire shares to employees. Under the LTIP rules, vesting of 75% of the options issued to employees is subject to a share price performance condition (the “Share Price Element”) and vesting of 25% of the options is subject to achievement of strategic operational targets (the “Strategic Element”). Share options vest over a maximum of five years, dependent upon achievement of these targets.
The fair value of the LTIP Share Price Element is estimated at the date of grant using a Monte Carlo pricing model, taking into account the terms and conditions upon which the share options were granted. The fair value of the LTIP Strategic Element is estimated at the date of grant using a Black- Scholes pricing model, taking into account the terms and conditions upon which the share options were granted, and the expense recorded is based upon the expected level of achievement of non-market
based performance measures (strategic targets).
The fair value calculations do not include any allowance for dividends as the Company has no available profits for distribution. The contractual term of the LTIP options is five years.

	2022 Number	2021 Number
Outstanding at January 1	—	482,748
Lapsed during the yea r	—	(482,748)
Outstanding at December 31	—	—

Exercisable at December 31	—	—

All LTIP options lapsed during the year ended December 31, 2021. No LTIP options were granted during the years ended December 31, 2021 and 2022 and no further grants are envisaged.
Deferred Bonus Share Plan
Under the previous terms of the Company’s Deferred Bonus Share Plan (DBSP), 30% of the annual bonus for 2017 for the senior management team was payable in deferred shares, which are governed by the DBSP plan rules. At the date of grant of the awards, the monetary bonus amount was divided by the closing share price to give the number of shares issued to the employee under the DBSP. The number of shares is fixed and not subject to adjustment between the issue date and vesting date. Under the DBSP, awards vest after three years from the date of the award.
There are no further performance conditions attached to the award, nor any service conditions (including no requirement for continued employment once the awards have been made).
Since the awards are issued at nil cost, they will be satisfied by the issue of ADSs from the Employee Benefit Trust.
The outstanding number of options as at December 31, 2021 was

100,817
all of which were exercisable and had a weighted average life of
0.1 years
. During the year ended December 31, 2022,
22,592
options lapsed (2021: 62,183) and
78,225
options were exercised (2021: nil). There are no options outstanding as at December 31, 2022.
For the 2018 and 2019 financial years, under the Deferred Bonus Plan (“2019 DBP”), 100% of the annual bonus was paid in cash, of which 30% of amounts granted to the senior management team (after deduction of income tax and the relevant employee’s national insurance contributions) was required to be utilized to acquire shares in the Company in the open market within 12 months of the grant of the award. No further grants under the DBSP are envisaged.
Deferred equity consideration
In October 2017, the Company’s wholly owned subsidiary Mereo BioPharma 4 Limited entered into an exclusive license and option agreement (the “License Agreement”) to obtain from AstraZeneca an exclusive worldwide, sub-licensable
license under AstraZeneca’s intellectual property rights relating to
MPH-966,
with an option to acquire such intellectual property rights following commencement of a pivotal trial and payment of related milestone payments (the “Option”), together with the acquisition of certain related assets.
Under the agreement with AstraZeneca, the Company may issue up to 1,349,693 ordinary shares which are dependent on achieving certain milestones.
Weighted average inputs
The following table includes the weighted average inputs to the models used for the fair value of share options granted during the year ended December 31, 2022:

	2019 EIP	2019 NED EIP
Expected volatility (%)	96	96
Risk-free interest rate (%)	1.83	1.96
Expected life of share options (years)	10	10
Market price of ADSs ($)	1.38	1.22
Model used	Black-scholes	Black-scholes

During the year ended December 31, 2022, no grants of share options were issued under any other scheme.
The following table includes the weighted average inputs to the models used for the fair value of share options granted during the year ended December 31, 2021:

	2019 EIP	2019 NED EIP
Expected volatility (%)	97	98
Risk-free interest rate (%)	1.15	1.09
Expected life of share options (years)	10	10
Market price of ADSs ($)	2.83	2.81
Model used	Black-scholes	Black-scholes
During the year ended December 31, 2021, no grants were issued under any other scheme.
The expected volatility inputs for the years ended December 31, 2022 and 2021 reflect the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends.